JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.8% (a)
Alabama — 3.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,559
Black Belt Energy Gas District, Gas Project
Series 2024A, Rev., 5.25%, 9/1/2032 (c)	1,000	1,039
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	7,250	7,728
Series 2026A, Rev., 5.00%, 12/1/2034	6,750	7,128
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	3,215	3,367
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	941
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	550	574
Southeast Energy Authority A Cooperative District, Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,530	5,857
Total Alabama		29,193
Alaska — 0.8%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2049	1,250	1,113
Alaska Municipal Bond Bank Authority Series 2026-1, Rev., 5.00%, 6/1/2051	1,830	1,892
Municipality of Anchorage Series 2024A, Rev., AMT, 4.50%, 2/1/2060	2,250	2,011
Northern Tobacco Securitization Corp., Senior Lien Series 2021A, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,061
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	7,355	839
Total Alaska		6,916
Arizona — 2.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	2,810	2,499
Series 2023A, Rev., 5.25%, 11/1/2053	2,000	2,040
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000	930
City of Avondale Wastewater System
Series 2026, Rev., 5.00%, 7/1/2038 (d)	450	509
Series 2026A, Rev., 5.00%, 7/1/2039 (d)	750	841
Series 2026A, Rev., 5.00%, 7/1/2041 (d)	750	834
Series 2026A, Rev., 5.00%, 7/1/2046 (d)	350	375
City of Buckeye Series 2025, GO, 5.25%, 7/1/2050	1,210	1,283
City of Glendale Water and Sewer, Senior Lien
Series 2026, Rev., 5.00%, 7/1/2039 (d)	1,405	1,584
Series 2026, Rev., 5.00%, 7/1/2043 (d)	2,170	2,384
City of Lake Havasu City Wastewater System, Senior Lien Series 2025, GO, 5.00%, 7/1/2037	1,600	1,822
City of Mesa Utility System
Series 2025, Rev., A.G., 5.00%, 7/1/2030	1,625	1,771
Series 2026, Rev., 5.00%, 7/1/2031 (d)	1,630	1,801
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	356
Series 2018A, Rev., 5.00%, 7/1/2037	200	202
Total Arizona		19,231
California — 7.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565	2,680

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	4,300	4,647
Series 2026C, Rev., 5.25%, 2/1/2036	4,650	5,070
Series 2026B, Rev., 5.00%, 3/1/2036	4,200	4,413
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	711
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	117
Series 2020A, Rev., 4.00%, 6/1/2034	510	512
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,060	1,008
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,904
California Health Facilities Financing Authority, CommonSpirit Health Series 2020A, Rev., 4.00%, 4/1/2049	1,450	1,320
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	895
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	4,000	4,650
California Health Facilities Financing Authority, Sutter Health
Series 2016B, Rev., 4.00%, 11/15/2041	1,725	1,708
Series 2017A, Rev., 4.00%, 11/15/2048	2,000	1,808
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	3,335	1,868
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,031
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,875	2,875
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,142
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	840	775
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,000	1,693
Los Angeles Department of Water and Power System Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,002
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	471
Mt San Antonio Community College District Series 2013A, GO, 0.00%, 8/1/2043	7,150	7,412
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,654
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,535
Southern California Public Power Authority Series 2026A, Rev., 5.00%, 11/1/2033 (d)	2,200	2,345
Total California		64,246
Colorado — 2.6%
City and County of Broomfield
Series 2026, COP, 5.00%, 2/1/2042	1,000	1,099
Series 2026, COP, 5.00%, 2/1/2044	900	974
Series 2026, COP, 5.00%, 2/1/2045	215	231
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	953
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation Series 2022, Rev., 5.00%, 9/1/2062	2,000	1,879
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	2,000	2,137
Series 2021A, Rev., 4.00%, 11/15/2050	1,630	1,442
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2030	1,070	1,138
Series 2025A, Rev., 5.00%, 12/1/2032	1,180	1,276
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,083

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Series 2015, Rev., 4.00%, 1/15/2045	1,095	1,051
Denver Health and Hospital Authority
Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
Series 2025A, Rev., 6.00%, 12/1/2055	1,500	1,597
Fort Collins-Loveland Water District
Series 2025, Rev., 5.00%, 12/1/2039	1,000	1,131
Series 2025, Rev., 5.00%, 12/1/2044	400	438
Series 2025, Rev., 5.00%, 12/1/2045	145	158
Raindance Metropolitan District No. 1, Non-Potable Water System Series 2020, Rev., 5.25%, 12/1/2050	1,000	982
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,250	2,433
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	1,000	746
Verve Metropolitan District No. 1 Series 2023, GO, 6.75%, 12/1/2052	1,500	1,527
Total Colorado		23,275
Connecticut — 0.4%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000	1,082
State of Connecticut
Series A, GO, 5.00%, 4/15/2029	150	153
Series 2026A, GO, 5.00%, 9/15/2033 (d)	2,000	2,274
Total Connecticut		3,509
Delaware — 0.3%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,000
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	500
State of Delaware Series 2026A, GO, 4.00%, 5/1/2045	955	950
Total Delaware		2,450
District of Columbia — 1.8%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,124
District of Columbia, Kipp DC Project Series 2019, Rev., 4.00%, 7/1/2039	1,925	1,836
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,180
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,081
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000	2,097
Total District of Columbia		16,318
Florida — 2.5%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024A-1, Rev., 5.00%, 6/1/2058 (b)	700	582
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,830
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042	2,055	2,030
Series 2025A, Rev., 4.50%, 10/1/2051	695	683
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	4,000	2,840
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	229
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000	1,027
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	2,000	2,113
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,053

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.80%, 6/1/2026 (c)	1,000	1,000
Lee County Industrial Development Authority Series 2026, Rev., 5.75%, 10/1/2050 (b) (d)	1,000	1,008
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	940	997
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	2,000	2,008
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2050	2,000	2,138
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	1,500	1,400
Total Florida		21,938
Georgia — 5.6%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,000	1,004
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	2,500	2,306
Carroll City-County Hospital Authority, Tanner Medical Center Project Series 2020, Rev., GTD, 4.00%, 7/1/2045	1,250	1,232
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2035	1,000	1,159
City of Gainesville Water and Sewerage Series 2026, Rev., 5.00%, 11/15/2043	1,000	1,106
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project Series 2025, Rev., 5.50%, 10/1/2050	1,000	1,087
College Park Housing Authority Series 2025, Rev., 3.45%, 4/1/2028 (c)	2,000	2,012
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000	1,004
Development Authority of Cobb County (The) Series 2026A, Rev., 5.00%, 6/15/2057	1,000	1,016
Douglas County School District Series 2025, GO, 5.00%, 4/1/2037	630	727
Douglasville-Douglas County Water and Sewer Authority Series 2025, Rev., 5.00%, 6/1/2041	3,025	3,365
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Series 1996, Rev., NATL - RE, 5.50%, 8/15/2026	285	286
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (b)	1,000	964
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	6,500	6,585
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	3,000	3,190
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	6,770	7,236
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,195	3,388
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,500	1,588
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019A, Rev., 4.00%, 1/1/2059	1,000	865
Series 2019B, Rev., 5.00%, 1/1/2059	5,000	4,978
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 2.90%, 6/1/2026 (c)	3,300	3,300
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2035	300	338
Series 2025C, Rev., A.G., 5.00%, 6/1/2036	250	280
Series 2025C, Rev., A.G., 5.00%, 6/1/2037	235	261
Total Georgia		49,277
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	1,000	1,098

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Idaho — 0.3%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,124
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2023A, Rev., 5.00%, 8/15/2037	1,650	1,842
Total Idaho		2,966
Illinois — 4.7%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,772
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,287
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2026A, Rev., 5.00%, 1/1/2046	1,415	1,498
Series 2018B, Rev., 5.00%, 1/1/2053	1,750	1,764
Chicago O'Hare International Airport, Senior Lien Series 2024A, Rev., AMT, 5.25%, 1/1/2040	3,560	3,879
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	2,500	2,574
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,050
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,052
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,445	1,531
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	635	655
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000	999
Series 2012, Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,500	1,550
Illinois Finance Authority, Mercy Health System Series 2016, Rev., 5.00%, 6/1/2026	305	305
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,000	954
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.75%, 6/1/2026 (c)	500	500
Series 2017A, Rev., 4.00%, 7/15/2047	1,500	1,349
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	1,000	1,087
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	855	922
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	990	1,109
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2022B, Rev., 5.00%, 12/15/2027	3,345	3,351
Sales Tax Securitization Corp. Series 2018C, Rev., 5.25%, 1/1/2043	765	786
State of Illinois
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,547
Series 2016, GO, 4.00%, 6/1/2037	45	45
Series 2025D, GO, 5.00%, 9/1/2039	2,000	2,157
Series 2023B, GO, 5.50%, 5/1/2047	1,000	1,047
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	1,000	1,028
Total Illinois		41,798
Indiana — 1.1%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	442
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	2,000	2,039
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000	989
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2036	1,250	1,435

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	3,825	3,825
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,350	1,481
Total Indiana		10,211
Iowa — 0.4%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed
Series 2021A-2, Rev., 4.00%, 6/1/2049	1,000	873
Series 2021B-2, Rev., Zero Coupon, 6/1/2065	11,030	1,601
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035 (d)	1,000	1,065
Total Iowa		3,539
Kentucky — 0.7%
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,900	1,953
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2043	1,265	1,377
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	1,000	1,106
Kentucky State Property and Building Commission, Project No. 133 Series A, Rev., 4.25%, 9/1/2045	1,750	1,722
Total Kentucky		6,158
Louisiana — 2.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project Series 2025, Rev., 5.00%, 6/1/2035	800	909
Louisiana Public Facilities Authority, Rev., AMT, 5.50%, 9/1/2059	1,000	1,018
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partenership Project Series 2024, Rev., AMT, 5.75%, 9/1/2064	1,000	1,035
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,140	823
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	590
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,606
Series 2025A, Rev., 5.25%, 5/15/2055	1,500	1,556
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,057
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (c)	10,000	10,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,228
Total Louisiana		20,822
Maine — 0.1%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2031	1,100	1,224
Maryland — 0.2%
County of Howard Series 2025A, GO, 4.00%, 8/15/2042	1,055	1,070
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026A, Rev., 5.25%, 8/15/2054	1,000	1,037
Total Maryland		2,107
Massachusetts — 2.2%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	4,000	4,288
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025G, GO, 5.00%, 12/1/2050	1,245	1,311
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	1,000	1,014
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	1,000	1,048
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program Series 2025, Rev., 5.25%, 6/1/2060	2,500	2,571

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Port Authority, Bosfuel Project Series 2019A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,707
University of Massachusetts Building Authority Series 2026-2, Rev., 5.00%, 11/1/2035	3,965	4,605
Total Massachusetts		19,544
Michigan — 1.9%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	296
Series 2021A, GO, 4.00%, 4/1/2042	350	343
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.50%, 7/1/2050	2,125	2,278
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 4.00%, 11/15/2046	2,075	1,870
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,186
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	1,000	855
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,650	1,708
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Series 2021, Rev., AMT, 4.00%, 10/1/2026 (c)	5,000	5,004
Total Michigan		16,540
Minnesota — 0.6%
City of Rochester, Health Care Facilities, Mayo Clinic
Series 2026A, Rev., 5.00%, 11/15/2042	1,000	1,108
Series 2026A, Rev., 4.00%, 11/15/2043	2,000	1,983
Series 2026A, Rev., 4.00%, 11/15/2044	1,500	1,482
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	935	1,037
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	45	45
Total Minnesota		5,675
Mississippi — 0.4%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project Series 2026A, Rev., 3.70%, 4/1/2034	1,000	997
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	859
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2009F, Rev., VRDO, 2.85%, 6/1/2026 (c)	1,050	1,050
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Series 2013, Rev., A.G., 6.88%, 12/1/2040	1,000	1,016
Total Mississippi		3,922
Missouri — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,021
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,015
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.80%, 6/1/2026 (c)	250	250
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	675	664
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	860	938

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,250	1,151
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,890	2,893
Total Missouri		7,932
Nebraska — 1.2%
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	4,625	4,839
Metropolitan Utilities District of Omaha Water System Series 2026, Rev., 4.00%, 12/1/2044	1,415	1,410
Nebraska Public Power District Series 2026A, Rev., 5.00%, 7/1/2031	1,750	1,910
Omaha Public Facilities Corp. Series 2025C, Rev., 5.00%, 4/15/2050	1,000	1,041
Omaha Public Power District Series 2026A, Rev., 5.00%, 2/1/2051 (d)	1,000	1,046
Total Nebraska		10,246
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	1,000	560
New Hampshire — 0.7%
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.50%, 3/1/2036 (c)	999	988
Series 2025-1, Rev., 4.17%, 1/20/2041 (c)	1,731	1,695
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	351	351
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,036
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,103
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,054
Total New Hampshire		6,227
New Jersey — 3.2%
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	241
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,827
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2039	2,250	2,250
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,674
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024CC, Rev., 5.00%, 6/15/2044	2,000	2,144
Series 2024CC, Rev., 4.13%, 6/15/2050	1,000	939
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	7,071
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	1,000
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,062
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,002
Series 2018A, Rev., 5.00%, 6/1/2046	2,500	2,477
Series 2018B, Rev., 5.00%, 6/1/2046	3,650	3,542
Total New Jersey		28,229
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,550	1,583
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,006
Total New Mexico		3,589

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 12.3%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	333
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	1,000	1,050
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	530	481
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2035	1,915	2,180
City of New York, Fiscal Year 2026 Series 2026G, GO, 5.25%, 2/1/2049	2,000	2,129
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	880
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000	2,001
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	6,000	5,986
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,800	1,831
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,142
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,073
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	2,000	2,005
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	2,010	2,042
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,300	1,340
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,100	2,221
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2033 (d)	1,275	1,440
Series 2026I, Rev., 5.25%, 11/1/2049 (d)	1,620	1,731
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	2,000	2,293
New York City Transitional Finance Authority Building Aid, Fiscal Year 2026 Series 2026S-1, Rev., 5.00%, 7/15/2043	4,000	4,432
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026 Series 2026, Subseries F-1, Rev., 5.50%, 2/1/2050	1,000	1,083
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	5,162
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,145
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,534
New York Power Authority, Green Transmission Project Series 2023A, Rev., A.G., 5.13%, 11/15/2058	5,000	5,207
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,161
New York State Dormitory Authority, Mount Sinai Obligated Group
Series 2025, Rev., 5.00%, 7/1/2045	2,000	2,037
Series 2025, Rev., 5.25%, 7/1/2050	2,250	2,263
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,064
New York State Dormitory Authority, Rockland Boces Issue Series 2025, Rev., 4.25%, 8/15/2050	2,000	1,891
New York State Dormitory Authority, Sales Tax Series 2025A, Rev., 4.25%, 3/15/2048	1,750	1,676
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,000	2,283
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2025C, Rev., 5.00%, 3/15/2037	1,300	1,485
New York State Dormitory Authority, State Sales Tax
Series 2018A, Rev., 5.00%, 3/15/2037	40	41
Series 2024B, Rev., 5.00%, 3/15/2049	5,000	5,220
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,970	2,006
New York State Thruway Authority, Personal Income Tax Series 2021A-1, Rev., 4.00%, 3/15/2042	1,150	1,137

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2020, Rev., AMT, 4.00%, 10/1/2030	4,255	4,336
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,051
Series 2018, Rev., AMT, 5.00%, 1/1/2034	1,125	1,148
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,491
Series 2020, Rev., AMT, 4.38%, 10/1/2045	1,200	1,147
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2021, Rev., AMT, 3.00%, 8/1/2031	1,000	964
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,800	2,812
Series 2025, Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,034
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,100	1,025
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500	1,500
Onondaga Civic Development Corp., Syracuse University Project Series 2025, Rev., 4.50%, 12/1/2050	1,000	997
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,332
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2025A-1, Rev., 5.00%, 11/15/2037	1,500	1,694
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien Series 2026A-1, Rev., 5.00%, 11/15/2049	2,000	2,089
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,115
Series 2023A, Rev., 4.25%, 5/15/2058	1,000	946
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	937
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	2,000	1,665
Total New York		109,268
North Carolina — 2.8%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Recover Project Series 2020A, Rev., 4.20%, 5/1/2034	2,000	2,078
County of Harnett, Limited Tax Series 2025, Rev., 5.00%, 4/1/2033	930	1,044
County of Wake Series 2025A, Rev., 5.00%, 5/1/2040	1,250	1,408
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.13%, 12/1/2026 (c)	2,105	2,102
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,170	1,259
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,990	2,222
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	1,000	1,134
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	1,000	1,130
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	253
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series 2019, Rev., 5.00%, 1/1/2049	2,310	2,338
State of North Carolina Series 2025A, Rev., 5.00%, 5/1/2039	1,500	1,689
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	8,000	8,000
Total North Carolina		24,657
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,375	1,489
Ohio — 4.4%
American Municipal Power, Inc., GreenUp Hydroelectric Project Series 2025A, Rev., 5.00%, 2/15/2039	1,000	1,114

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	3,295	3,535
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,750	5,388
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	11,770	784
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	221
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,915
County of Cuyahoga
Series 2026, GO, 5.00%, 12/1/2038	4,405	4,980
Series 2026, GO, 5.00%, 12/1/2044 (d)	1,350	1,473
Series 2026, GO, 5.00%, 12/1/2051 (d)	5,000	5,206
Grandview Heights City School District Series 2025, GO, 5.00%, 12/1/2054	2,700	2,791
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,655	2,709
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	209
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026B, Rev., 4.35%, 6/30/2040	2,000	2,019
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	500	500
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,119
Olentangy Local School District, Unlimited Tax Various Purpose Series 2026, GO, 5.00%, 12/1/2044	1,350	1,476
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	917
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	250	254
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,063
State of Ohio, Cleveland Clinic Health System, Inc. Series 2026A, Rev., 5.00%, 1/1/2032	1,500	1,661
Total Ohio		39,334
Oklahoma — 0.9%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	865	868
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	2,000	2,004
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990	1,106
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.25%, 4/1/2050	3,400	3,629
Total Oklahoma		7,607
Oregon — 1.4%
City of Portland Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2040	6,000	6,546
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,332
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.75%, 6/1/2026 (c)	3,250	3,250
Total Oregon		12,128
Other — 0.2%
FHLMC Multifamily VRD Certificates Series ML-33, Rev., 4.64%, 10/25/2040 (c)	1,498	1,542
Pennsylvania — 2.9%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,178
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2029	110	115
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	5,000	5,031
Delaware River Port Authority Series 2025, Rev., 5.00%, 1/1/2037	1,500	1,685
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	2,500	2,523
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project Series 2019, Rev., 5.00%, 12/1/2044	350	352

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project Series 2018, Rev., 4.00%, 7/1/2048	3,000	2,639
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Series 2022, Rev., AMT, A.G., 5.00%, 12/31/2057	2,825	2,838
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	770	815
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,385	1,495
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,440	1,576
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000	1,127
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2041	2,330	2,311
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2026B, Rev., 5.00%, 11/1/2044	1,500	1,621
Total Pennsylvania		25,306
Puerto Rico — 1.4%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	6,300	1,311
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,032
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	906
Series A-2, Rev., 4.33%, 7/1/2040	250	249
Series A-1, Rev., Zero Coupon, 7/1/2051	5,985	1,600
Series A-1, Rev., 5.00%, 7/1/2058	6,150	6,065
Total Puerto Rico		12,163
Rhode Island — 0.5%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.50%, 5/15/2056	1,000	1,049
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2045	2,020	2,181
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	998
Total Rhode Island		4,228
South Carolina — 0.9%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project Series 2025, Rev., FHA, 5.25%, 11/15/2050	2,000	2,065
Patriots Energy Group Financing Agency Series 2023, Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,665	2,872
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	1,008
South Carolina Jobs-Economic Development Authority, International Paper Co. Project Series 2023A, Rev., AMT, 3.95%, 4/1/2033	2,000	1,999
Total South Carolina		7,944
South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Monument Health Series 2026, Rev., 5.25%, 9/1/2051	1,000	1,047
Tennessee — 3.3%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,043
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project Series 2025, Rev., FHA, 5.00%, 10/1/2027 (c)	3,000	3,076
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2026B, Rev., 5.00%, 7/1/2032	1,300	1,430
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265	1,227
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,340	1,478
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	1,991

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,585
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,335	1,400
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,710
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,110	10,246
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	970	1,063
Total Tennessee		29,249
Texas — 7.2%
Austin Community College District, Unlimited Tax Series 2025, GO, 5.00%, 8/1/2037	2,000	2,236
Carrollton-Farmers Branch Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.75%, 2/15/2050	3,600	3,647
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,068
Central Texas Turnpike System, Second Tier Series 2024C, Rev., 5.00%, 8/15/2040	1,500	1,629
City of Austin Series 2025, GO, 5.00%, 9/1/2042	2,250	2,494
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,850	1,975
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Series 2014, Rev., AMT, 5.00%, 7/1/2029	2,100	2,102
City of Houston, Airport System, United Airlines, Inc., Terminal Improvement Project Series 2024B, Rev., AMT, 5.50%, 7/15/2037	2,900	3,118
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	2,500	2,909
City of San Antonio Series 2024C, Rev., 5.50%, 2/1/2049	1,000	1,080
City of San Antonio Electric and Gas Systems Series 2026A, Rev., 3.00%, 12/1/2029 (c)	3,500	3,472
Collin County Community College District Series 2024, Rev., 4.00%, 8/15/2042	2,000	2,010
County of Fort Bend Toll Road, Senior Lien Series 2025, Rev., A.G., 5.25%, 3/1/2050	1,250	1,317
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055	2,475	2,404
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	1,795	1,750
Crandall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	375	358
Crowley Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2046	1,000	1,066
Series 2025, GO, PSF-GTD, 4.25%, 2/1/2047	1,000	973
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2046	90	88
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	1,500	1,535
Johnson City Independent School District Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,140
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,441
Midland Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2040	2,370	2,419
Permanent University Fund - University of Texas System
Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,161
Series 2026A, Rev., 5.25%, 7/1/2039	1,000	1,196
Plano Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.00%, 2/15/2045	2,220	2,139
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,126
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	1,000	1,098
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2022A, Rev., 4.00%, 7/1/2053	1,000	868
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2025, Rev., 4.13%, 12/1/2054	2,000	1,833
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	3,500	3,871
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,750	1,871

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2019, Rev., AMT, 5.00%, 6/30/2058	2,250	2,236
Texas Water Development Board, State Water Implementation Fund Series 2024A, Rev., 4.25%, 10/15/2051	1,000	959
Total Texas		63,589
Utah — 0.6%
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,087
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2035	1,130	1,238
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	2,000	2,061
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	935	1,034
Total Utah		5,420
Vermont — 0.0% ^
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	290	290
Virginia — 1.5%
Albemarle County Economic Development Authority, Albemarle County Projects Series 2026, Rev., 4.00%, 6/1/2045	2,000	1,981
City of Richmond Public Utility
Series 2026B, Rev., 5.00%, 1/15/2033 (d)	1,480	1,674
Series 2026B, Rev., 5.00%, 1/15/2043 (d)	1,965	2,175
Virginia Port Authority Series 2025, Rev., 5.00%, 7/1/2045	1,200	1,285
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,004
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project Series 2017, Rev., AMT, 5.00%, 12/31/2056	1,000	976
Total Virginia		13,095
Washington — 2.1%
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2046	2,005	1,959
State of Washington
Series 2026A, GO, 5.00%, 8/1/2037	3,000	3,418
Series 2024C, GO, 5.00%, 2/1/2049	2,000	2,092
State of Washington Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	2,000	2,184
State of Washington, Various Purpose Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,661
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	2,044
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 4.00%, 12/1/2040 (b)	860	845
Series 2021, Rev., 4.00%, 12/1/2048 (b)	1,190	1,046
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	1,989
Total Washington		18,238
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project Series 2025, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,025
Wisconsin — 4.5%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,434
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	982	982
Public Finance Authority, Georgia SR 400 Express Lanes Project Series 2025, Rev., AMT, 5.75%, 12/31/2065	3,500	3,627
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project Series 2025B, Rev., 5.50%, 6/15/2055	750	774

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Maniilaq Association Employee Housing Project Series 2026, Rev., 5.25%, 12/1/2048	2,500	2,522
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (b)	2,686	1,925
Public Finance Authority, Senior Lien
Series 2024, Rev., AMT, 5.50%, 7/1/2044	1,000	1,035
Series 2024, Rev., AMT, 5.75%, 7/1/2049	2,000	2,073
Public Finance Authority, Triad Educational Services, Inc.
Series 2022, Rev., 5.25%, 6/15/2052	1,610	1,508
Series 2022, Rev., 5.38%, 6/15/2057	775	727
State of Wisconsin Series 2026A, GO, 5.00%, 5/1/2038	2,000	2,282
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 2.85%, 6/1/2026 (c)	13,600	13,600
Wisconsin Department of Transportation Series 2025 1, Rev., 5.00%, 7/1/2037	1,500	1,716
Wisconsin Health and Educational Facilities Authority, Benevolent Corp. Cedar Community Series 2026, Rev., 5.50%, 6/1/2061	1,000	1,010
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc., Project Series 2024, Rev., 5.00%, 7/1/2026 (b)	1,500	1,503
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	2,120	2,163
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	55	55
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970	1,044
Total Wisconsin		39,980
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., A.G., 4.00%, 6/1/2041	600	600
Wyoming Community Development Authority Series 2024-1, Rev., 6.00%, 12/1/2054	900	971
Total Wyoming		1,571
Total Municipal Bonds (Cost $833,698)		847,910
	SHARES (000)
Short-Term Investments — 6.7%
Investment Companies — 6.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (f) (g) (Cost $59,350)	59,347	59,353
Total Investments — 102.5% (Cost $893,048)		907,263
Liabilities in Excess of Other Assets — (2.5)%		(22,022)
NET ASSETS — 100.0%		885,241

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	158	09/21/2026	USD	17,363	102
U.S. Treasury 2 Year Note	49	09/30/2026	USD	10,125	21
					123

Abbreviations
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	3.46 annually	Pay	3/22/2028	USD26,945	—	(120)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$847,910	$—	$847,910

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$59,353	$—	$—	$59,353
Total Investments in Securities	$59,353	$847,910	$—	$907,263
Appreciation in Other Financial Instruments
Futures Contracts	$123	$—	$—	$123
Depreciation in Other Financial Instruments
Swaps	$—	$(120)	$—	$(120)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$123	$(120)	$—	$3
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$43,227	$75,029	$58,903	$—	$—	$59,353	59,347	$237	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.